Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables * (Note 11)	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents (Note 12)	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)		—	701,091	701,091	—	706,056	—	706,056
Unsecured other notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables * (Note 17)		—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 17)		—	539	539	—	—	—	—
		—	950,594	950,594

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets measured at fair value
Forward exchange contracts (Note 15)	484	—	—	484	—	484	—	484
Interest rate swaps (Note 10)	7,205	—	—	7,205	—	7,205	—	7,205
Forward cap contracts (Note 10)	725	—	—	725	—	725	—	725
Non-current assets held for sale (Note 3)	—	42,000	—	42,000	—	42,000	—	42,000
	8,414	42,000	—	50,414
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	30,728	—	30,728	—	—	26,047	26,047
Trade and other receivables * (Note 11)	—	263,186	—	263,186	—	—	—	—
Cash and cash equivalents (Note 12)	—	173,133	—	173,133	—	—	—	—
	—	467,047	—	467,047

Financial liabilities measured at fair value
Interest rate swaps	1,049	—	—	1,049	—	1,049	—	1,049
	1,049	—	—	1,049

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,560,002	1,560,002	—	1,575,196	—	1,575,196
Unsecured other notes (Note 15)	—	—	148,166	148,166	144,156	—	—	144,156
Unsecured other borrowings (Note 15)	—	—	60,342	60,342	—	—	—	—
Trade and other payables * (Note 17)	—	—	79,442	79,442	—	—	—	—
Advances received on contracts (Note 17)	—	—	402	402	—	—	—	—
	—	—	1,848,354	1,848,354

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 11), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467

Financial assets not measured at fair value
Non-current receivables (Note 10)	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables * (Note 11)	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents (Note 12)	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)		—	701,091	701,091	—	706,056	—	706,056
Unsecured other notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables * (Note 17)		—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 17)		—	539	539	—	—	—	—
		—	950,594	950,594

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets measured at fair value
Forward exchange contracts (Note 15)	484	—	—	484	—	484	—	484
Interest rate swaps (Note 10)	7,205	—	—	7,205	—	7,205	—	7,205
Forward cap contracts (Note 10)	725	—	—	725	—	725	—	725
Non-current assets held for sale (Note 3)	—	42,000	—	42,000	—	42,000	—	42,000
	8,414	42,000	—	50,414
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	30,728	—	30,728	—	—	26,047	26,047
Trade and other receivables * (Note 11)	—	263,186	—	263,186	—	—	—	—
Cash and cash equivalents (Note 12)	—	173,133	—	173,133	—	—	—	—
	—	467,047	—	467,047

Financial liabilities measured at fair value
Interest rate swaps	1,049	—	—	1,049	—	1,049	—	1,049
	1,049	—	—	1,049

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,560,002	1,560,002	—	1,575,196	—	1,575,196
Unsecured other notes (Note 15)	—	—	148,166	148,166	144,156	—	—	144,156
Unsecured other borrowings (Note 15)	—	—	60,342	60,342	—	—	—	—
Trade and other payables * (Note 17)	—	—	79,442	79,442	—	—	—	—
Advances received on contracts (Note 17)	—	—	402	402	—	—	—	—
	—	—	1,848,354	1,848,354

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 11), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value he following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Forward cap contracts
Fair values for both the derivative and the hypothetical derivative will be determined based on a software used to calculate the net present value of the expected cash flows using LIBOR rate curves, futures and basis spreads.
Not applicable

Non-current assets held for sale	Sales price	Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows
Other financial liabilities (consisting of secured and unsecured bank loans)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	Not applicable	Not applicable

Disclosure of financial assets that are either past due or impaired
The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2018	2017
Not past due	262,795	124,243
Past due 0-30 days	19,463	2,071
Past due 31-365 days	20,169	9,784
More than one year	3,299	699
Total trade and other receivables	305,726	136,797

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710

	Bank loans	Convertible and other Notes	Total
More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
At January 1, 2018	701,091	147,619	848,710

New loans	973,550	—	973,550
Scheduled repayments	(84,493)	—	(84,493)
Early repayments (Note 24)	(825,691)	(205,710)	(1,031,401)
Acquisitions through business combinations (Note 24)	1,106,736	205,710	1,312,446

Other changes (Note 24)	(311,191)	547	(310,644)
Balance at December 31, 2018	1,560,002	148,166	1,708,168

More than 5 years	433,662	—	433,662
Between 1 and 5 years	987,803	148,166	1,135,969
More than 1 year	1,421,465	148,166	1,569,631
Less than 1 year	138,537	—	138,537
Balance at December 31, 2018	1,560,002	148,166	1,708,168
The following are the remaining contractual maturities of financial liabilities

	Contractual cash flows December 31, 2017
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2018
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 15)	60,342	60,342	60,342	—	—
Current trade and other payables * (Note 17)	79,471	79,471	79,471	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,847,981	2,174,607	503,935	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 17)	—	2,627	461	1,628	538
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	2,627	461	1,628	538

* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities

	Contractual cash flows December 31, 2017
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2018
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 15)	60,342	60,342	60,342	—	—
Current trade and other payables * (Note 17)	79,471	79,471	79,471	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,847,981	2,174,607	503,935	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 17)	—	2,627	461	1,628	538
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	2,627	461	1,628	538

* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of 1,000 USD on the spot tanker freight market (VLCC and Suezmax) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2018		2017		2016
	Profit or loss		Profit or loss		Profit or loss
	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	19,332	(19,323)	13,420	(13,420)	14,140	(14,140)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2016
Variable rate instruments	(5,315)	5,315	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(5,315)	5,315	—	—

December 31, 2017
Variable rate instruments	(4,685)	4,685	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(4,685)	4,685	—	—

December 31, 2018
Variable rate instruments	(4,238)	4,238	—	—
Interest rate swaps	—	—	6,201	(6,116)
Cash Flow Sensitivity (Net)	(4,238)	4,238	6,201	(6,116)

This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2018	2017	2016
Equity	491	211	532
Profit or loss	(7,888)	(7,113)	(10,025)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2018	2017
FIXED RATE INSTRUMENTS
Financial assets	—	—
Financial liabilities	148,166	147,619
	148,166	147,619

VARIABLE RATE INSTRUMENTS
Financial liabilities	1,620,344	751,101
	1,620,344	751,101

Schedule of currency risk related to operating expenses

(in thousands of USD)	December 31, 2018		December 31, 2017		December 31, 2016
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(6,311)	(9,955)	(7,891)	(11,383)	(8,725)	(9,383)
Operating expenses	(89,761)	(608,754)	(89,289)	(452,113)	(92,608)	(440,830)
Treasury Notes	(60,342)	—	(50,010)	—	—	—

Disclosure of detailed information about hedging instruments
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting.

(in thousands of USD)	Hedging reserve

Balance at January 1, 2018	—
Cash flow hedges
Change in fair value interest rate risk	(2,698)
Balance at December 31, 2018	(2,698)

At December 31, 2018, the Group held the following instruments to hedge exposures to changes in interest rates.

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(23,895)	(23,921)	(199,565)
Average fixed interest rate	1.95%	1.95%	1.95%

The amounts at the reporting date relating to items designated as hedged items were as follows.

(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	2,191	(2,191)
Cap option	507	(507)

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows.

	2018				During the period 2018
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	707,871	7,205	1,049	Receivables, other payables	(2,191)	(2,783)	Finance expenses
Forward cap options	200,000	725	—	Receivables	(507)	(7)	Finance expenses